UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07360

Monetta Trust
(Exact name of registrant as specified in charter)

1776-A S. Naperville Road, Suite 100
Wheaton, IL 60189-5831
 (Address of principal executive offices) (Zip code)

Robert S. Bacarella
1776-A S. Naperville Road, Suite 100
Wheaton, IL 60189-5831
 (Name and address of agent for service)

(630) 462-9800
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2014

Date of reporting period:  September 30, 2014

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)		September 30, 2014
Monetta Fund
NUMBER OF SHARES		VALUE
COMMON STOCKS - 95.0%
Basic Material - 3.3%
Chemical-1.5%
16,000	The Dow Chemical Co.	$839,040

Mining-1.8%
62,000	Alcoa, Inc.	997,580

Capital Equipment - 5.5%
Diversified Operation-1.8%
14,000	E.I. Du Pont de Nemours & Co.	1,004,640

Machinery-Construction & Mining-2.4%
13,000	Caterpillar, Inc.	1,287,390

Machinery-Transportation Equipment & Parts-1.3%
15,000	Trinity Industries, Inc.	700,800

Consumer Cyclical - 12.9%
Apparel Manufacturing-2.0%
10,000	Hanesbrands, Inc.	1,074,400

Auto & Truck Parts-2.2%
12,000	TRW Automotive Holdings Corp. *	1,215,000

Leisure Service-2.5%
3,000	Netflix, Inc. *	1,353,540

Media-Radio/TV-6.2%
30,000	The Walt Disney Co.	2,670,900
10,000	Time Warner, Inc.	752,100
		3,423,000

Consumer Staple - 1.7%
Food-1.7%
10,000	PepsiCo, Inc.	930,900

Financial - 18.8%
Bank-Money Center-11.1%
110,000	Bank of America Corp.	1,875,500
27,000	Citigroup, Inc.	1,399,140
25,000	JPMorgan Chase & Co.	1,506,000
25,000	Wells Fargo & Co.	1,296,750
		6,077,390

Brokerage & Investment Management-1.4%
6,000	Ameriprise Financial, Inc.	740,280

Finance-Miscellaneous-4.3%
14,000	Discover Financial Services	901,460
20,000	MasterCard, Inc. - CL A	1,478,400
		2,379,860

Insurance-Diversified-2.0%
20,000	American International Group, Inc.	1,080,400

Healthcare - 8.4%
Healthcare-Biomedical/Genetic-3.5%
3,500	Biogen Idec, Inc. *	1,157,835
6,000	Thermo Fisher Scientific, Inc.	730,200
		1,888,035

Healthcare-Drug/Diversified-2.3%
12,000	Johnson & Johnson	1,279,080

Healthcare-Patient Care-2.6%
12,000	WellPoint, Inc.	1,435,440

Retail - 13.7%
Retail-Drug Store-2.2%
15,000	CVS Caremark Corp.	1,193,850

Retail-Food Chain-2.3%
10,000	Keurig Green Mountain, Inc.	1,301,300

Retail-Major Chain-2.3%
10,000	Costco Wholesale Corp.	1,253,200

Retail-Restaurant-5.1%
2,500	Chipotle Mexican Grill, Inc. *	1,666,475
15,000	Starbucks Corp.	1,131,900
		2,798,375

Retail-Specialty-1.8%
3,000	Alibaba Group Holding - ADR *	266,550
6,000	Ulta Salon Cosmetics & Fragrance Inc. *	709,020
		975,570

Technology - 23.9%
Computer Data Storage-6.4%
24,500	Apple, Inc.	2,468,375
30,000	Hewlett-Packard Co.	1,064,100
		3,532,475

Computer-Software-3.9%
25,000	Microsoft Corp.	1,159,000
10,000	Palo Alto Networks, Inc. *	981,000
		2,140,000

Internet-11.0%
17,000	Facebook, Inc. - CL A *	1,343,680
2,500	Google, Inc. - CL A *	1,471,025
1,500	Google, Inc. - CL C *	866,040
5,000	LinkedIn Corp - CL A *	1,038,950
25,000	Twitter, Inc. *	1,289,500
		6,009,195

Telecommunication Service-2.6%
26,000	Comcast Corp. - CL A	1,398,280

Transportation - 6.8%
Airline-6.8%
30,000	Delta Air Lines, Inc.	1,084,500
8,000	FedEx Corp.	1,291,600
40,000	Southwest Airlines Co.	1,350,800
		3,726,900

Total Common Stocks (Cost $41,741,077) (a)		52,035,920

MONEY MARKET FUNDS - 2.2%
1,186,837	STIT - Liquid Assets Portfolio, Institutional Class, 0.057% ^	1,186,837
Total Money Market Funds (Cost $1,186,837) (a)		1,186,837

	Total Investments (Cost $42,927,914) (a) - 97.2%	53,222,757
	Other Net Assets Less Liabilities - 2.8%	1,515,087
	TOTAL NET ASSETS - 100.00%	$54,737,844

(a)
Cost for book purposes is approximately $42,927,914. The approximate aggregate gross unrealized appreciation is $10,576,287, and the approximate aggregate gross unrealized depreciation is $281,444, resulting in net unrealized appreciation of $10,294,843. Because tax adjustments are calculated annually, the stated amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

*	Non-income producing security.
^	Rate shown is the 7-day effective yield at September 30, 2014.

	Industry classification provided by William O'Neil & Co., Inc.

	Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

	The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	As of September 30, 2014, the Fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total Fair Value
Common Stocks	$52,035,920	$-	$-	52,035,920
Money Market Funds	$1,186,837	-	-	1,186,837
Total Investments	53,222,757	$-	$-	$53,222,757

Transfers between levels are recognized at the beginning of the reporting period. During the period ended September 30, 2014, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments (Unaudited)		September 30, 2014
Monetta Young Investor Fund
NUMBER OF SHARES		VALUE
COMMON STOCKS - 45.2%
Capital Equipment - 0.8%
Diversified Operation-0.8%
16,000	E.I. Du Pont de Nemours & Co.	$1,148,160

Consumer Cyclical - 5.1%
Apparel Manufacturing-0.9%
15,000	NIKE, Inc. - CL B	1,338,000

Leisure Service-1.0%
3,200	Netflix, Inc. *	1,443,776

Media-Radio/TV-3.2%
40,000	The Walt Disney Co.	3,561,200
15,000	Time Warner, Inc.	1,128,150
		4,689,350

Consumer Staple - 2.5%
Beverage-Non-Alcoholic-1.2%
40,000	The Coca-Cola Co.	1,706,400

Food-1.3%
20,000	PepsiCo, Inc.	1,861,800

Financial - 7.2%
Bank-Money Center-3.4%
80,000	Bank of America Corp.	1,364,000
35,000	Citigroup, Inc.	1,813,700
30,000	JPMorgan Chase & Co.	1,807,200
		4,984,900

Brokerage & Investment Management-0.9%
10,000	Ameriprise Financial, Inc.	1,233,800

Finance-Miscellaneous-2.0%
15,000	Discover Financial Services	965,850
25,000	MasterCard, Inc. - CL A	1,848,000
		2,813,850

Insurance-Diversified-0.9%
25,000	American International Group, Inc.	1,350,500

Healthcare - 5.7%
Healthcare-Biomedical/Genetic-2.6%
4,500	Biogen Idec, Inc. *	1,488,645
10,000	Gilead Sciences, Inc. *	1,064,500
10,000	Thermo Fisher Scientific, Inc.	1,217,000
		3,770,145

Healthcare-Drug/Diversified-1.8%
13,000	Johnson & Johnson	1,385,670
20,000	Merck & Co., Inc.	1,185,600
		2,571,270

Healthcare-Patient Care-1.3%
16,000	WellPoint, Inc.	1,913,920

Retail - 5.5%
Retail-Drug Store-1.1%
20,000	CVS Caremark Corp.	1,591,800

Retail-Food Chain-0.9%
10,000	Keurig Green Mountain, Inc.	1,301,300

Retail-Major Chain-0.9%
10,000	Costco Wholesale Corp.	1,253,200

Retail-Restaurant-1.4%
3,000	Chipotle Mexican Grill, Inc. *	1,999,770

Retail-Specialty-1.2%
20,000	Home Depot, Inc.	1,834,800

Technology - 14.9%
Computer Data Storage-5.5%
65,000	Apple, Inc.	6,548,750
40,000	Hewlett-Packard Co.	1,418,800
		7,967,550

Computer-Software-2.6%
80,000	Microsoft Corp.	3,708,800

Internet-5.9%
28,000	Facebook, Inc. - CL A *	2,213,120
5,000	Google, Inc. - CL A *	2,942,050
2,700	Google, Inc. - CL C *	1,558,872
35,000	Twitter, Inc. *	1,805,300
		8,519,342

Telecommunication Service-0.9%
25,000	Comcast Corp. - CL A	1,344,500

Transportation - 3.5%
Airline-3.5%
35,000	Delta Air Lines, Inc.	1,265,250
12,000	FedEx Corp.	1,937,400
55,000	Southwest Airlines Co.	1,857,350
		5,060,000

Total Common Stocks (Cost $51,850,078) (a)		65,406,933

EXCHANGE TRADED FUNDS - 50.3%
90,000	iShares Core S&P 500	17,843,400
40,000	iShares S&P 100 Index	3,526,400
142,000	Schwab Strategic Trust Large-Cap	6,672,580
90,000	SPDR S&P 500 Trust	17,731,800
69,000	Vanguard Growth	6,877,230
76,000	Vanguard Large-Cap	6,874,960
37,000	Vanguard S&P 500	6,681,830
83,000	Vanguard Value	6,739,600
Total Exchange Traded Funds (Cost $57,726,553) (a)		72,947,800

MONEY MARKET FUNDS - 2.2%
3,199,337	STIT - Liquid Assets Portfolio, Institutional Class, 0.057% ^	3,199,337
Total Money Market Funds (Cost $3,199,337) (a)		3,199,337

	Total Investments (Cost $112,775,968) (a) - 97.7%	141,554,070
	Other Net Assets Less Liabilities - 2.3%	3,387,904
	TOTAL NET ASSETS - 100.00%	$144,941,974

(a)
Cost for book purposes is approximately $112,775,968. The approximate aggregate gross unrealized appreciation is $28,912,723, and the approximate aggregate gross unrealized depreciation is $134,621, resulting in net unrealized appreciation of $28,778,102. Because tax adjustments are calculated annually, the stated amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

*	Non-income producing security.
^	Rate shown is the 7-day effective yield at September 30, 2014.

	Industry classification provided by William O'Neil & Co., Inc.

	Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

	The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	As of September 30, 2014, the Fund's investments in securities were classified as follows:
		Level 1	Level 2	Level 3	Total Fair Value
	Common Stocks	$65,406,933	$-	$-	$65,406,933
	Exchange Traded Funds	72,947,800	-	-	72,947,800
	Money Market Funds	3,199,337	-	-	3,199,337
	Total Investments	$141,554,070	$-	$-	$141,554,070

Transfers between levels are recognized at the beginning of the reporting period. During the period ended September 30, 2014, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments (Unaudited)		September 30, 2014
Orion/Monetta Intermediate Bond Fund
PRINCIPAL AMOUNT		MATURITY DATE	VALUE
	CORPORATE BONDS - 93.7%
Capital Equipment - 10.0%
Diversified Operation-6.7%
$250,000	E.I. Du Pont De Nemours - 5.750%	03/15/2019	$288,113
300,000	United Technologies Corp. - 5.375%	12/15/2017	336,593
			624,706
Machinery-Transportation Equipment & Parts-3.3%
100,000	Cummins, Inc. - 3.650%	10/01/2023	104,010
200,000	Navistar International Corp. - 8.250%	11/01/2021	205,750
			309,760
Consumer Cyclical - 2.4%
Leisure Service-2.4%
200,000	AMC Entertainment, Inc. - 9.750%	12/01/2020	221,250

Consumer Staple - 9.6%
Beverage-Alcoholic-3.3%
100,000	Anheuser-Busch Inbev N.V. - 3.625%	04/15/2015	101,740
200,000	Diageo Finance Bv - 5.300%	10/28/2015	210,175
			311,915
Cosmetic & Personal Care-1.1%
100,000	The Procter & Gamble Co. - 4.850%	12/15/2015	105,233

Food-1.1%
100,000	General Mills, Inc. - 3.650%	02/15/2024	102,081

Tobacco-4.1%
330,000	Lorillard Tobacco Co. - 6.875%	05/01/2020	387,388

Energy - 3.6%
Oil & Gas-Equipment & Services-1.3%
100,000	Kinder Morgan Energy Partners - 9.000%	02/01/2019	124,711

Oil & Gas-Integrated-2.3%
200,000	Petrobras International Finance Company - 5.875%	03/01/2018	216,400

Financial - 53.8%
Bank-Money Center-3.7%
100,000	Goldman Sachs Group, Inc. - 3.625%	01/22/2023	99,444
250,000	Morgan Stanley - 4.100%	05/22/2023	249,580
			349,024
Brokerage & Investment Management-10.2%
250,000	BlackRock, Inc. - 3.500%	12/10/2014	251,492
200,000	Jefferies Group, Inc. - 5.125%	04/13/2018	218,187
78,000	Oppenheimer Holdings, Inc. - 8.750%	04/15/2018	82,875
400,000	TD Ameritrade Holding Co. - 4.150%	12/01/2014	402,516
			955,070
Finance-Miscellaneous-13.6%
400,000	American Express Co. - 7.000%	03/19/2018	466,075
400,000	First Data Corp. - 12.625%	01/15/2021	479,999
300,000	The Western Union Co. - 5.930%	10/01/2016	327,263
			1,273,337
Insurance-Diversified-7.2%
325,000	American International Group - 5.600%	10/18/2016	353,997
315,000	Hartford Financial Services Group, Inc. - 4.000%	03/30/2015	320,615
			674,612
Insurance-Life-13.8%
250,000	Genworth Financial - 7.200%	02/15/2021	294,822
400,000	Protective Life Corp. - 7.375%	10/15/2019	489,675
400,000	Torchmark Corp. - 9.250%	06/15/2019	513,997
			1,298,494
Personal & Commercial Lending-5.3%
307,000	Caterpillar Financial Services Corp. - 7.150%	02/15/2019	369,533
100,000	Ford Holdings, Inc. - 9.375%	03/01/2020	128,976
			498,509
Healthcare - 7.9%
Healthcare-Drug/Diversified-4.4%
300,000	Merck & Co. Inc. - 4.000%	06/30/2015	308,164
100,000	Teva Pharmaceuticals Finance II/III - 3.000%	06/15/2015	101,811
			409,975
Healthcare-Patient Care-3.5%
300,000	WellPoint, Inc. - 5.875%	06/15/2017	333,676

Retail - 2.2%
Retail-Major Chain-1.1%
100,000	Wal-Mart Stores, Inc. - 4.500%	07/01/2015	103,214

Retail-Restaurant-1.1%
100,000	Starbucks Corp. - 3.850%	10/01/2023	104,633

Technology - 1.1%
Telecommunication Service-1.1%
100,000	Comcast Corp. - 3.600%	03/01/2024	101,939

Utility - 3.2%
Electric Power-3.2%
100,000	Florida Power & Light Co. - 2.750%	06/01/2023	97,858
200,000	Georgia Power Company - 2.850%	05/15/2022	198,603
			296,461

Total Corporate Bonds (Cost $8,342,259) (a)			8,802,388

NUMBER OF SHARES
EXCHANGE TRADED FUNDS - 1.1%
3,700	ProShares UltraShort Lehman 7-10 year *		98,161
Total Exchange Traded Funds (Cost $122,186) (a)			98,161

MONEY MARKET FUNDS - 4.0%
376,511	STIT - Liquid Assets Portfolio, Institutional Class, 0.057% ^		376,511
Total Money Market Funds (Cost $376,511) (a)			376,511

	Total Investments (Cost $8,840,956) (a) - 98.8%		9,277,060
	Other Net Assets Less Liabilities - 1.2%		113,285
	TOTAL NET ASSETS - 100.00%		$9,390,345

(a)
Cost for book purposes is approximately $8,840,956. The approximate aggregate gross unrealized appreciation is $483,185, and the approximate aggregate gross unrealized depreciation is $47,081, resulting in net unrealized appreciation of $436,104. Because tax adjustments are calculated annually, the stated amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

*	Non-income producing security.
^	Rate shown is the 7-day effective yield at September 30, 2014.

	Industry classification provided by William O'Neil & Co., Inc.

	Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

	The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	As of September 30, 2014, the Fund's investments in securities were classified as follows:
		Level 1	Level 2	Level 3	Total Fair Value
	Corporate Bonds	$-	$8,802,388	$-	$8,802,388
	Exchange Traded Funds	98,161	-	-	98,161
	Money Market Funds	376,511	-	-	376,511
	Total Investments	$474,672	$8,802,388	$-	$9,277,060

Transfers between levels are recognized at the beginning of the reporting period. During the period ended September 30, 2014, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Monetta Trust

By (Signature and Title) /S/ Robert S. Bacarella
                                            Robert S. Bacarella, Chief Executive Officer

Date  10/29/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /S/ Robert S. Bacarella
                                              Robert S. Bacarella, Chief Executive Officer

Date 10/29/14

By (Signature and Title)*/S/ Robert J.Bacarella
                                             Robert J. Bacarella, Chief Financial Officer

Date 10/29/14

* Print the name and title of each signing officer under his or her signature.